Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash Flows Used in Operating Activities
Net loss	$ (66,304)	$ (70,130)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,374	1,344
Amortization of intangible assets	6,082	5,107
Amortization of right-of-use asset	706	677
Stock options and restricted stock awards granted to employees and consultants for services	3,656	10,879
Earnout payment (benefit) expense	(2,827)	6,524
Loss on exchange of debt for equity	0	30
Amortization of debt discount	489	224
Accrued interest income, related party	(278)	(1,627)
Provision for doubtful accounts	(32)	121
Unrealized gain/loss on note	1,707	(92)
Provision for inventory obsolescense	10	300
Recovery for valuation allowance for held for sale loan	0	(7,345)
Gain on settlement of related party promissory note	0	(49,817)
Deferred income tax	(1)	(2,593)
Unrealized loss on equity securities	7,904	57,067
Impairment of goodwill and intangibles	12,199	14,789
Loss on disposal of property and equipment	1	24
Realized loss on sale of equity securities	151	0
Unrealized loss on equity method investment	1,784	0
Gain on conversion of note receivable	(791)	0
Other	211	235
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(115)	(313)
Inventory	(565)	(112)
Prepaid expenses and other current assets	1,375	(4,006)
Other assets	33	199
Accounts payable	182	391
Accrued liabilities	858	490
Income tax liabilities	119	16
Deferred revenue	(1,214)	817
Operating lease obligation	(677)	(658)
Other liabilities	0	328
Net Cash Used in Operating Activities	(33,963)	(37,131)
Cash Flows Used in Investing Activities
Purchase of property and equipment	(245)	(346)
Investment in capitalized software	(948)	(1,019)
Purchases of short term investments	0	(2,000)
Sale of short term investments	0	2,000
Purchases of treasury bills	0	(63,362)
Sales of treasury bills	43,001	28,000
Sales of equity securities	229	0
Purchases of convertible note	(5,500)	0
Issuance of note receivable	(150)	0
Investment in Systat licensing agreement	0	(900)
Purchase of intangible assets	0	(4)
Acquisition of Intranav	0	(1,023)
Acquisition of Game Your Game	0	184
Acquisition of CXApp	0	(14,977)
Acquisition of Visualix	0	(61)
Net Cash Provided by (Used in) Investing Activities	36,387	(53,508)
Cash From Financing Activities
Net proceeds from issuance of preferred stock and warrants	46,906	50,585
Net proceeds from issuance of common stock and warrants	0	77,852
Net proceeds from promissory note	12,339	0
Taxes paid related to net share settlement of restricted stock units	(336)	(1,855)
Loans to related party	0	(117)
Net proceeds for registered direct offering	14,088	0
Common shares issued for net proceeds from warrants	1	0
Repayment of CXApp acquisition liability	(5,136)	(461)
Repayment of acquisition liability to Nanotron shareholders	0	(467)
Repayment of acquisition liability to Locality shareholders	0	(500)
Net Cash (Used in) Provided By Financing Activities	(34,586)	125,037
Effect of Foreign Exchange Rate on Changes on Cash	(83)	86
Net (Decrease) Increase in Cash and Cash Equivalents	(32,245)	34,484
Cash and Cash Equivalents - Beginning of year	52,480	17,996
Cash and Cash Equivalents - End of year	20,235	52,480
Balances included in the Consolidated Balance Sheets:
Cash and cash equivalents	10,235	42,480
Cash included in current assets of discontinued operations	10,000	10,000
Cash and Cash Equivalents - End of Year	20,235	52,480
Cash paid for:
Interest	2	3
Income Taxes	125	2,389
Non-cash investing and financing activities
Common shares issued for extinguishment of debt	3,650	2,500
Right-of-use asset obtained in exchange for lease liability	284	401
Settlement of Sysorex Note	0	7,462
Investment in equity securities through conversion of note receivable	6,776	58,905
Common shares issued for CXApp acquisition	3,697	10,000
Common shares issued for Game Your Game acquisition	0	1,403
Common shares issued for Visualix asset acquisition	0	429
Preferred shares converted into common shares	0	9,500
Common shares issued in exchange for warrants	14	0
Series 7 Preferred Stock
Cash From Financing Activities
Cash paid for redemption of preferred stock	(49,250)	0
Series 8 Preferred Stock
Cash From Financing Activities
Cash paid for redemption of preferred stock	$ (53,198)	$ 0